Summary of Significant Accounting Policies (Details Narrative) 10K - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Cash equivalents					$ 0
Federal deposit insurance					$ 250,000
Impairment charges
Percentage on income tax benefit					50.00%
Unrecognized tax benefit
Advertising expenses